Other income and expenses	12 Months Ended
Dec. 31, 2021
Other Income And Expenses
Other income and expenses

10.	Other income and expenses

	2021	2020	2019
Pension and medical benefits - retirees	(1,467)	889	(1,371)
Unscheduled stoppages and pre-operating expenses	(1,362)	(1,441)	(1,321)
Losses with legal, administrative and arbitration proceedings	(740)	(493)	(1,520)
Performance award program	(469)	(439)	(643)
Profit sharing	(125)	(7)	(43)
Gains/(losses) with commodities derivatives	(79)	(308)	(370)
Equalization of expenses - Production Individualization Agreements	(74)	701	2
Reclassification of comprehensive income (loss) due to the disposal of equity-accounted investments	(41)	(43)	(34)
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	1,941	499	6,046
Results from co-participation agreements in bid areas (*)	631	-	-
Recovery of taxes (**)	561	1,580	99
Early termination and changes to cash flow estimates of leases	545	276	60
Reimbursements from E&P partnership operations	485	912	480
Assumption of interest in concession agreements (*)	363	84	-
Amounts recovered from Lava Jato investigation	235	155	220
Fines imposed on suppliers	163	95	260
Gains / (losses) on decommissioning of returned/abandoned areas	99	(342)	(155)
Voluntary severance programs - PDV	11	(1,017)	(198)
Others	(24)	(103)	(313)
Total	653	998	1,199
(*)	Further information in note 24.
(**)	It Includes the effects of the exclusion of ICMS (VAT tax) from the basis of calculation of sales taxes PIS and COFINS, except for the effects of inflation indexation, as set out in note 16.